As filed with the U.S. Securities and Exchange Commission on December 13, 2018

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 451	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 451	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On January 11, 2019, pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 451 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 11, 2019, the effectiveness of the registration statement for the iShares iBonds Dec 2025 AMT-Free Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 175 on November 2, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
183	January 15, 2016	February 14, 2016
188	February 11, 2016	March 12, 2016
194	March 11, 2016	March 29, 2016
200	March 28, 2016	April 15, 2016
204	April 14, 2016	April 29, 2016
207	April 28, 2016	May 6, 2016
210	May 5, 2016	June 3, 2016
214	June 2, 2016	July 1, 2016
218	June 30, 2016	July 29, 2016
222	July 28, 2016	August 26, 2016
226	August 25, 2016	September 23, 2016
230	September 22, 2016	October 21, 2016
234	October 20, 2016	November 18, 2016
239	November 17, 2016	December 16, 2016
243	December 15, 2016	January 13, 2017
247	January 12, 2017	February 10, 2017
251	February 9, 2017	March 10, 2017
256	March 9, 2017	April 7, 2017
261	April 6, 2017	May 5, 2017
266	May 4, 2017	June 2, 2017
270	June 1, 2017	June 30, 2017
275	June 29, 2017	July 28, 2017
280	July 27, 2017	August 25, 2017
285	August 24, 2017	September 22, 2017
290	September 21, 2017	October 20, 2017
295	October 19, 2017	November 17, 2017
301	November 16, 2017	December 15, 2017
314	December 14, 2017	January 12, 2018
319	January 11, 2018	February 9, 2018
333	February 8, 2018	March 9, 2018
378	March 8, 2018	April 6, 2018
406	April 5, 2018	May 4, 2018
416	May 3, 2018	June 1, 2018
420	May 31, 2018	June 29, 2018
424	June 28, 2018	July 27, 2018
428	July 26, 2018	August 24, 2018
432	August 23, 2018	September 21, 2018
436	September 20, 2018	October 19, 2018
440	October 18, 2018	November 16, 2018
444	November 15, 2018	December 14, 2018

This Post-Effective Amendment No. 451 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 175.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 451 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 13th day of December, 2018.

iSHARES U.S. ETF TRUST

By:
Martin Small*
President

Date: December 13, 2018

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 451 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: December 13, 2018

John E. Martinez*
Trustee

Date: December 13, 2018

Cecilia H. Herbert*
Trustee

Date: December 13, 2018

Charles A. Hurty*
Trustee

Date: December 13, 2018

John E. Kerrigan*
Trustee

Date: December 13, 2018

Robert S. Kapito*
Trustee

Date: December 13, 2018

Madhav V. Rajan*
Trustee

Date: December 13, 2018

Jane D. Carlin*
Trustee

Date: December 13, 2018

Drew E. Lawton**
Trustee

Date: December 13, 2018

Richard L. Fagnani**
Trustee

Date: December 13, 2018

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: December 13, 2018

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: December 13, 2018

*

Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 236, filed November 15, 2016.

**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 298, filed November 1, 2017.